Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 20,426	$ 43,027	$ 22,770
Amortization of prior service cost	(1,335)	(1,335)	(1,335)
Amortization of net actuarial loss	(33,617)	(25,445)	(27,066)
Regulatory adjustment	8,233	(12,340)	5,584
Recognized in other comprehensive (income) loss	(6,293)	3,907	(47)
Net periodic benefit costs recognized in net income	51,332	44,593	44,423
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	45,039	48,500	44,376
Qualified Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	23,607	44,149	25,153
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(32,115)	(24,004)	(25,266)
Regulatory adjustment	7,657	(18,131)	102
Recognized in other comprehensive (income) loss	(851)	2,014	(11)
Net periodic benefit costs recognized in net income	46,089	38,283	37,568
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	45,238	40,297	37,557
SERP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(3,940)	3,334	1,347
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(1,502)	(1,441)	(1,383)
Regulatory adjustment	0	0	0
Recognized in other comprehensive (income) loss	(5,442)	1,893	(36)
Net periodic benefit costs recognized in net income	3,405	3,633	3,573
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	(2,037)	5,526	3,537
PBOP
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	759	(4,456)	(3,730)
Amortization of prior service cost	(1,335)	(1,335)	(1,335)
Amortization of net actuarial loss	0	0	(417)
Regulatory adjustment	576	5,791	5,482
Recognized in other comprehensive (income) loss	0	0	0
Net periodic benefit costs recognized in net income	1,838	2,677	3,282
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 1,838	$ 2,677	$ 3,282